As filed with the Securities and Exchange Commission on 3/27/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 95.9%	Value

	Air Transport - 0.6%
48,000	AeroCentury Corp. *	$457,440

	Auto Parts & Equipment - 2.0%
170,000	Exide Technologies *	1,220,600
60,136	Proliance International, Inc. *	291,660
		1,512,260

	Biotechnology - 0.6%
46,226	Celsion Corp. *	135,442
130,500	Commonwealth Biotechnologies, Inc. *	285,795
		421,237

	Building Materials - 4.9%
81,000	Meadow Valley Corp. *	950,130
67,300	MFRI, Inc. *	1,285,430
52,100	Ready Mix, Inc. *	625,200
65,500	US Home Systems, Inc. *	801,720
		3,662,480

	Business Services - 8.3%
1,600,654	BrandPartners Group, Inc. *	172,070
150,000	Corillian Corp. *	501,000
185,000	Envoy Communications Group, Inc. *	471,750
98,000	Fortune Industries, Inc. *	421,400
128,000	Global Traffic Network, Inc. *	519,680
93,000	GP Strategies Corp. *	794,220
303,971	Newtek Business Services, Inc. *	644,419
68,000	PacificNet, Inc. *	486,880
55,000	Perceptron, Inc. *	546,150
67,000	RCM Technologies, Inc. *	454,260
30,000	Rentrak Corp. *	481,800
35,000	Terra Nova Acquisition Corp. *	199,150
52,000	Tier Technologies, Inc. *	314,600
23,000	Willdan Group, Inc. *	212,750
		6,220,129

	Chemical Manufacturing - Specialty - 1.3%
93,500	Flexible Solutions International, Inc. *	364,650
100,000	Flexible Solutions R* (Acquired 4/13/05, Cost $375,000)	390,000
60,000	TOR Minerals International, Inc. *	177,600
		932,250

	Chemicals - 1.0%
79,973	KMG Chemicals, Inc.	750,946

	Communications Equipment - 0.4%
41,000	Ditech Networks, Inc. *	293,970

	Computers & Electronics - 6.2%
145,500	ADDvantage Technologies Group, Inc. *	439,410
46,800	COMARCO, Inc. *	358,020
39,500	Cyberoptics Corp. *	534,435
41,625	Napco Security Systems, Inc. *	250,166
74,000	Overland Storage, Inc. *	318,200
22,000	Rimage Corp. *	533,060
360,000	Socket Communications, Inc. *	475,200
55,000	Spectrum Control, Inc. *	661,100
30,000	TransAct Technologies, Inc. *	283,200
301,000	Tripos, Inc. *	231,770
37,550	Williams Controls, Inc. *	569,634
		4,654,195

	Consumer Products - Distributing - 3.9%
174,000	ACR Group, Inc. *	929,160
57,000	Collegiate Pacific, Inc.	507,870
170,000	Image Entertainment, Inc. *	601,800
136,300	KSW, Inc.	875,046
		2,913,876

	Consumer Products - Manufacturing - 5.0%
50,837	EMAK Worldwide, Inc. *	312,648
139,800	Emerson Radio Corp. *	444,564
49,500	Flexsteel Industries, Inc.	691,515
52,100	Hauppauge Digital, Inc. *	412,111
155,000	International Absorbents, Inc. *	558,000
25,000	Matrixx Initiatives, Inc. *	421,250
28,000	Motorcar Parts of America, Inc. *	385,000
14,340	Q.E.P. Co., Inc. *	78,153
34,000	Tandy Brands Accessories, Inc.	421,940
		3,725,181

	Consumer Services - 0.7%
50,000	Pacific Internet, Ltd. *	495,000

	Electronic Equipment & Instruments - 1.6%
34,000	Frequency Electronics, Inc.	408,340
26,454	LOUD Technologies, Inc. *	356,864
39,147	OI Corp.	415,350
		1,180,554

	Energy & Related Services - 1.5%
120,000	Deli Solar R* (Acquired 3/15/05 and 10/31/05, Cost $441,000)	142,800
43,000	Mitcham Industries, Inc. *	580,500
43,785	TGC Industries, Inc. *	358,161
		1,081,461

	Environmental Services - 3.2%
80,000	CECO Environmental Corp. *	1,103,200
40,000	Metalico, Inc. *	192,000
333,000	PDG Environmental, Inc. *	226,440
422,766	TurboSonic Technologies, Inc. *	549,596
71,300	Versar, Inc. *	326,554
		2,397,790

	Financial Services - 0.5%
36,000	Nicholas Financial, Inc. *	406,800

	Food - 2.3%
164,500	Armanino Foods of Distinction, Inc.	151,340
100,000	Inventure Group, Inc. *	266,000
35,000	John B. Sanfilippo & Son, Inc. *	478,450
65,000	Monterey Gourmet Foods, Inc. *	278,200
260,000	New Dragon Asia Corp. *	423,800
20,000	Overhill Farms, Inc. *	105,000
		1,702,790

	Leisure - 3.1%
45,000	Century Casinos, Inc. *	483,750
96,000	Cybex International, Inc. *	593,280
1,000,000	IA Global, Inc. *	150,000
42,500	Red Lion Hotels Corp. *	511,275
130,000	Silverleaf Resorts, Inc. *	560,300
40,284	Utix Group, Inc. *	42,500
		2,341,105

	Machinery - 0.5%
25,000	Met Pro Corp.	384,500

	Management Consulting Services - 1.8%
115,000	SM&A *	724,500
55,000	TechTeam Global, Inc. *	606,650
		1,331,150

	Medical Supplies & Services - 14.3%
76,000	Allied Healthcare Products, Inc. *	391,400
58,000	American Medical Alert Corp. *	382,800
39,600	Birner Dental Management Services, Inc.	764,280
160,000	CardioTech International, Inc. *	299,200
180,900	Carriage Services, Inc. *	976,860
193,000	Health Fitness Corp. *	540,400
142,300	Hooper Holmes, Inc. *	479,551
30,000	IRIDEX Corp. *	263,400
150,000	IsoRay, Inc. *	645,000
44,000	LMS Medical Systems, Inc. *	50,600
55,500	MEDTOX Scientific, Inc. *	690,420
136,000	Microtek Medical Holdings, Inc. *	578,000
31,500	National Dentex Corp. *	516,600
58,000	Pediatric Services of America, Inc. *	749,360
221,500	Pharsight Corp. *	347,755
220,000	PHC, Inc. - Class A *	682,000
62,000	Rockwell Medical Technologies, Inc. *	411,680
52,500	Span-America Medical Systems, Inc.	891,975
168,400	VIVUS, Inc. *	744,328
64,000	Zareba Systems, Inc. *	308,480
		10,714,089

	Military Equipment - 0.6%
25,000	Force Protection, Inc. *	449,750

	Minerals and Resources - 2.1%
405,000	Golden Odyssey Mining Inc. *	105,300
57,700	New Gold, Inc. *	425,826
100,000	Uranium Resources, Inc. *	570,000
57,000	Vista Gold Corp. *	465,120
		1,566,246

	Movies & Entertainment - 0.3%
44,600	Ballantyne Omaha, Inc. *	222,108

	Oil & Gas - 0.9%
50,000	CE Franklin, Ltd. *	457,500
300,000	Far East Energy Corp. R* (Acquired 12/31/04 and 10/31/05, Cost $275,000)	240,000
		697,500

	Retail - 5.6%
41,000	Cost-U-Less, Inc. *	356,700
39,500	Factory Card & Party Outlet Corp. *	331,800
64,500	GTSI Corp. *	599,205
89,000	Hastings Entertainment, Inc. *	525,100
145,700	Man Sang Holdings, Inc. *	713,930
91,000	Shoe Pavilion, Inc. *	625,170
76,000	Touchstone Applied Science Associates, Inc. *	528,200
169,900	Varsity Group, Inc. *	322,810
287,000	Western Power & Equipment Corp. *	216,685
		4,219,600

	Semiconductor Related Products - 3.5%
63,000	Cascade Microtech, Inc. *	908,460
130,000	Catalyst Semiconductor, Inc. *	457,600
75,000	FSI International, Inc. *	367,500
106,425	Sparton Corp. *	871,621
		2,605,181

	Software - 3.5%
95,700	American Software, Inc. - Class A	673,728
170,746	ARI Network Services, Inc. *	337,223
409,740	CTI Group Holdings Inc. *	106,532
200,000	Evolving Systems, Inc. *	354,000
747,200	Stockgroup Information Systems, Inc. *	523,040
46,000	Versant Corp. *	608,580
		2,603,103

	Specialty Manufacturing - 10.3%
139,200	Baldwin Technology Company, Inc. - Class A *	633,360
70,000	Core Molding Technologies, Inc. *	615,300
339,200	Electric & Gas Technology, Inc. *	149,248
30,800	Hawk Corp. - Class A *	334,180
29,000	Hurco Co., Inc. *	960,190
47,000	LMI Aerospace, Inc. *	773,150
60,000	Modtech Holdings, Inc. *	280,200
26,800	Nobility Homes, Inc.	618,544
152,000	North American Galvanizing & Coatings, Inc. *	769,120
57,000	RF Monolithics, Inc. *	263,340
120,000	Universal Power Group, Inc. *	777,600
28,000	Universal Stainless & Alloy Products, Inc. *	1,239,000
54,000	Veri-Tek International Corp. *	326,700
		7,739,932

	Technology - 1.8%
123,000	American Technology Corp./Del *	526,440
80,256	Astrata Group, Inc. R* (Acquired 4/26/05 and 1/29/07, Cost $210,000)	84,269
125,000	Ceragon Networks, Ltd. *	747,500
		1,358,209

	Telecommunications - 3.6%
51,000	EFJ, Inc. *	334,560
64,000	Globecomm Systems, Inc. *	702,080
35,000	Micronetics, Inc. *	287,700
38,000	Radyne ComStream, Inc. *	397,480
102,000	RELM Wireless Corp. *	625,260
96,000	TeleCommunication Systems, Inc. - Class A *	365,760
		2,712,840

	TOTAL COMMON STOCKS (Cost $64,462,949)	$71,753,672

Shares	WARRANTS - 0.0%
60,000	Astrada Warrants, Expiring 4/15/2010 R* (Acquired 4/26/05, Cost $0)	-
100,000	Flexible Solutions Warrants, Expiring 4/08/2009 R* (Acquired 4/13/05, Cost $0)	-

	TOTAL WARRANTS (Cost $0)	-

Principal
Amount	CORPORATE BONDS - 0.3%	Value
	Real Estate -
$250,000	Monmouth Capital Corporation R (Acquired 3/30/05, Cost $250,000)
	8.000%, 03/30/2015	$250,000

	TOTAL CORPORATE BONDS (Cost $250,000)	$250,000

	SHORT TERM INVESTMENTS - 3.1%
	Discount Note - 2.7%
2,011,000	Federal Home Loan Bank Discount Note, 5.033%, 2/01/2007	$2,011,000

	Variable Rate Demand Notes - 0.4% #
219,800	American Family Demand Note, 4.943%	219,800
$59,039	Wisconsin Corporate Central Credit Union Demand Note, 4.990%	59,039
		278,839

	TOTAL SHORT TERM INVESTMENTS (Cost $2,289,839)	$2,289,839

	Total Investments (Cost $67,002,788) - 99.3%	$74,293,511
	Other Assets in Excess of Liabilities - 0.7%	510,157
	TOTAL NET ASSETS - 100.0%	$74,803,668

Percentages are stated as a percent of net assets.
*	Non-income producing security.
R	Restricted under Rule 144A of the Securities Act of 1933. Such securities
	may be sold in transactions exempt from registration, normally to qualified
	institutional buyers. At January 31, 2007 the value of restricted securities
	amounted to $1,107,069 or 1.5% of total net assets.
#	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rates shown are as of January 31, 2007.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows[1]:

Cost of investments	$ 67,002,788

Gross unrealized appreciation	13,199,054
Gross unrealized depreciation	(5,908,331)
Net unrealized appreciation	$ 7,290,723

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                                     Michael J. Corbett, President

Date  3/22/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _ /s/ Michael J. Corbett
                                         Michael J. Corbett, President

Date            3/22/2007

By (Signature and Title)* _ /s/ Sam Schulz
                                                       Sam Schulz, Treasurer

Date              3/22/2007